TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits
	December 31,
	2014	2013

Balance at beginning of year	$4,752	$4,548
Reductions for prior years' tax position	(3,571)	(234)
Additions for current year's tax position	36	438

Balance at the end of year	$1,214	$4,752

Schedule of Deferred Income Taxes
		December 31,
		2014	2013
1.	Provided in respect of the following:

	Carryforward tax losses	$26,274	$44,694
	Temporary differences relating to property, equipment and intangibles	2,501	1,207
	Other	8,517	8,039

	Gross deferred tax assets	37,292	53,940

	Valuation allowance	(30,120)	(44,901)

	Net deferred tax assets	7,172	9,039

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(7,103)	(8,966)
	Other	-	(7)

		$(7,103)	$(8,973)

	Net deferred tax assets (liabilities)	$69	$66

	Domestic	$-	$-
	Foreign	69	66

		$69	$66

Schedule of Deferred Taxes Included in Consolidated Balance Sheets
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$69	$66

		$69	$66

Reconciliation of Statutory Tax Rate to Effective Tax Rate
	Year ended December 31,
	2014	2013	2012
Income (loss) before taxes, as reported in the consolidated statements of operations	$1,200	$(10,332)	$(22,815)

Statutory tax rate	26.5%	25%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$318	$(2,583)	$(5,704)
Currency differences	2,545	1,395	(713)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	1,425	3,041	(2,961)
Changes in valuation allowance	(14,781)	(17,580)	(4,567)
Taxes in respect of prior years	332	(68)	835
Stock compensation relating to options per ASC 718	471	364	331
Changes in valuation allowance related to capital gains	(222)	(2,067)	(713)
Forfeiture of carryforward tax losses	13,549	16,542	2,551
Wavestream goodwill impairment	-	-	8,831
Exempt revenues - subsidy	(2,561)	(1,089)	(798)
Nondeductible expenses and other differences	825	1,290	1,015

	$1,901	$(755)	$(1,893)

Schedule of Taxes on Income
	Year ended December 31,
	2014	2013	2012

Current year	$1,562	$2,046	$928
Prior years	332	(68)	835
Deferred income taxes	7	(2,733)	(3,656)

	$1,901	$(755)	$(1,893)

Domestic	$800	$648	$1,471
Foreign	1,101	(1,403)	(3,364)

	$1,901	$(755)	$(1,893)

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2014	2013	2012

Domestic	$(9,568)	$(14,021)	$1,644
Foreign	10,768	3,689	(24,459)

	$1,200	$(10,332)	$(22,815)